Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Statement of Financial Position [Abstract]
Series A convertible preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Series A convertible preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Series A convertible preferred stock, shares issued	1,000,000	1,000,000	10,000,000
Series A convertible preferred stock, shares outstanding	1,000,000	1,000,000	10,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	650,000,000	650,000,000	650,000,000
Common stock, shares issued	40,763,917	40,743,917	6,635,127
Common stock, shares outstanding	40,763,917	40,743,917	6,635,127